LONG-TERM INVESTMENTS IN EQUITY INVESTEES (Details) - DayOne ¥ in Thousands	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest	35.60%
Fair value as on the date of deconsolidation	¥ 7,537,604